Earnings Per Share - Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Profit attributable to shareholders of the Parent Company	€ 45,967	€ 14,038	[1]
Weighted average number of shares for basic earnings per share (in shares)	244,167,243	237,314,960
Weighted average number of shares for diluted earnings per share (in shares)	246,313,241	238,930,441
Basic earnings per share (in EUR per share)	€ 190	€ 60.00	[1]
Diluted earnings per share (in EUR per share)	€ 190	€ 60.00	[1]
CEO Remuneration
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	1,041,460	1,230,826
Long Term Incentive Awards
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	949,679	384,655
Non-Executive Directors Remuneration
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	154,860	0

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.